Borrowings	9 Months Ended
Sep. 30, 2020
Borrowings.
Borrowings

15      Borrowings

Lease liabilities are presented in the statement of financial position as follows:

	As of
In thousands of EUR	September 30, 2020	December 31, 2019
Current	2,573	3,056
Non-current	6,786	6,127
Total Lease liabilities	9,359	9,183

Set out below is the maturity of the lease liabilities classified as non-current as of September 30, 2020:

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	6,501	285	6,786

The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the extension options attributed to the Group are assumed to be exercised and, therefore, are included in the lease terms considered when measuring our lease liabilities.

Changes in liabilities arising from financing activities

In thousands of EUR	December 31, 2019	Additions	Payments	Reclassification	Effect of translation	September 30, 2020
Current lease liabilities	3,056	2,453	(4,031)	1,256	(161)	2,573
Non-current lease liabilities	6,127	2,584		(1,256)	(669)	6,786
Total liabilities from financing activities	9,183	5,037	(4,031)	—	(830)	9,359

Additions include EUR 1,026 thousand of accrued interest.